Quarterly Information (Unaudited) (Tables)	12 Months Ended
May 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Result of Operations

The following is a summary of the quarterly results of operations for the years ended May 31, 2018 and 2017:

	For Quarter Ended
(In thousands, except per share amounts)	August 31	November 30	February 28	May 31 (a)
2018
Net Sales	$1,345,394	$1,315,416	$1,102,677	$1,558,156
Gross Profit	$572,008	$551,015	$439,493	$618,696
Net Income Attributable to
RPM International Inc. Stockholders	$116,416	$95,463	$40,227	$85,664
Basic Earnings Per Share	$0.87	$0.72	$0.30	$0.65
Diluted Earnings Per Share	$0.86	$0.70	$0.30	$0.63
Dividends Per Share	$0.300	$0.320	$0.320	$0.320

(In thousands, except per share amounts)	August 31	November 30 (b)	February 28	May 31
2017
Net Sales	$1,252,063	$1,190,770	$1,022,496	$1,492,846
Gross Profit	$552,042	$521,681	$428,573	$663,392
Net Income Attributable to
RPM International Inc. Stockholders	$112,769	$(70,926)	$11,928	$128,052
Basic Earnings Per Share	$0.85	$(0.54)	$0.09	$0.96
Diluted Earnings Per Share	$0.83	$(0.54)	$0.09	$0.94
Dividends Per Share	$0.275	$0.300	$0.300	$0.300

(a)

Reflects inventory-related charges of $36.5 million in our consumer reportable segment for product line rationalization and related obsolete inventory identification and $1.2 million in inventory reductions related to restructuring activities in our industrial reportable segment.  Additional restructuring charges totaling $17.5 million were incurred during the fourth quarter of fiscal 2018, as further described in Note B, “Restructuring.” We also incurred charges in our industrial segment totaling $4.2 million in connection with the decision to exit Flowcrete China.

(b)

Reflects the pretax goodwill and intangible asset impairment losses of $188.3 million related to our Kirker reporting unit.  Refer to Note C, “Goodwill and Other Intangible Assets,” for further information.  Also reflects $12.3 million pretax charge relating to the Flowcrete decision to exit the Middle East and $15.0 million in severance expense across all three reportable segments.